Statement of Investments

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—79.1%
AUSTRALIA—0.4%
USD	200	Australia & New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$235,000
BAHRAIN—0.5%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (a)	288,889
BARBADOS—0.4%
USD	210	Sagicor Financial Co. Ltd., 5.30%, 05/13/2024 (a)(c)	220,546
BRAZIL—2.2%
USD	620	Banco do Brasil SA/Cayman (fixed rate to 04/15/2024, variable rate thereafter), 6.25%, 04/15/2024 (a)(b)	620,806
USD	200	BRF SA, 5.75%, 03/21/2050 (a)(c)	202,500
USD	196	Guara Norte Sarl, 5.20%, 06/15/2034 (a)(d)	202,293
USD	9	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 08/30/2021 (a)	8,619
USD	230	Petrobras Global Finance BV, 5.60%, 10/03/2030 (c)	255,990
			1,290,208
CANADA—0.4%
USD	103	NOVA Chemicals Corp., 4.25%, 05/15/2024 (a)(c)	104,196
USD	125	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 08/31/2021 (a)(c)	128,651
			232,847
CHILE—0.6%
USD	330	Corp. Nacional del Cobre de Chile, 3.75%, 10/15/2030 (a)(c)	360,183
CHINA—4.5%
USD	200	China Aoyuan Group Ltd., 6.35%, 02/08/2023 (a)(c)	182,098
USD	200	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	206,040
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (a)(c)	203,515
USD	200	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (a)(c)	215,561
USD	200	Huarong Finance II Co. Ltd., 5.00%, 11/19/2025 (a)	139,000
USD	200	Kaisa Group Holdings Ltd., 11.95%, 11/12/2021 (a)(c)	170,300
USD	200	Logan Group Co. Ltd., 7.50%, 08/30/2021 (a)(c)	204,099
USD	200	Seazen Group Ltd., 6.00%, 08/12/2024 (a)	200,614
USD	200	Shandong Iron And Steel Xinheng International Co., Ltd., 6.50%, 11/05/2023 (a)	207,994
USD	265	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (a)(c)	275,474
USD	200	Shimao Group Holdings Ltd., 6.13%, 02/21/2022 (a)(c)	203,599
USD	200	Sunac China Holdings Ltd., 6.80%, 10/20/2023 (a)(c)	181,802
USD	200	Zhenro Properties Group Ltd., 6.63%, 01/07/2024 (a)(c)	168,512
			2,558,608
COLOMBIA—0.3%
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024 (c)	201,700
DOMINICAN REPUBLIC—0.4%
USD	202	AES Andres BV, 5.70%, 05/04/2024 (a)(c)	208,565

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
ECUADOR—0.4%
USD	200	International Airport Finance SA, 12.00%, 03/15/2024 (a)	$216,497
FRANCE—0.8%
EUR	100	Altice France SA, 5.88%, 02/01/2022 (a)(c)	125,298
USD	200	BNP Paribas SA, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030 (a)(b)	204,750
EUR	100	La Financiere Atalian SASU, 4.00%, 08/09/2021 (a)(c)	116,430
			446,478
GEORGIA—0.4%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (a)	211,000
GERMANY—2.7%
EUR	200	Aareal Bank AG, 6.64%, 04/30/2022 (a)(b)(e)	243,836
EUR	100	CT Investment GmbH, 5.50%, 04/15/2023 (a)(c)	121,721
GBP	100	Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), 7.13%, 04/30/2026 (a)(b)	151,321
EUR	100	Gruenenthal GmbH, 3.63%, 05/15/2023 (a)(c)	121,727
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 08/09/2021 (a)(c)	180,283
EUR	250	PrestigeBidCo GmbH, 6.25%, 08/09/2021 (a)(c)	300,862
EUR	60	Schaeffler AG, 2.88%, 12/26/2026 (a)(c)	76,602
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 01/15/2022 (a)(c)	125,066
EUR	100	Tele Columbus AG, 3.88%, 08/30/2021 (a)(c)	119,275
EUR	100	TK Elevator Midco GmbH, 4.38%, 07/15/2023 (a)(c)	124,070
			1,564,763
HONDURAS—0.4%
USD	200	Inversiones Atlantida SA, 7.50%, 05/19/2023 (a)(c)	208,000
INDIA—3.6%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (a)	456,330
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (a)(c)	210,053
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (a)	204,025
USD	200	India Green Power Holdings, 4.00%, 02/22/2024 (a)	199,500
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026	572,429
USD	200	REC Ltd., 5.25%, 11/13/2023 (a)	215,658
USD	200	Vedanta Resources Ltd., 6.38%, 07/30/2022 (a)	197,420
			2,055,415
INDONESIA—1.9%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (a)(c)	212,000
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (a)(c)	206,194
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (a)	450,604
USD	217	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (a)(c)	213,745
			1,082,543

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
IRELAND—0.3%
USD	160	Cimpress PLC, 7.00%, 08/30/2021 (a)(c)	$168,000
ISRAEL—0.3%
USD	192	Energean Israel Finance Ltd., 4.88%, 12/30/2025 (a)(c)	196,262
ITALY—0.4%
EUR	100	Golden Goose SpA, 4.88%, 11/14/2022 (a)(c)(e)	116,857
EUR	100	Kedrion SpA, 3.38%, 05/15/2023 (a)(c)	117,884
			234,741
JAPAN—0.4%
USD	210	SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), 6.00%, 07/19/2023 (a)(b)	210,556
KAZAKHSTAN—2.2%
USD	200	KazMunayGas National Co. JSC, 3.50%, 10/14/2032 (a)(c)	207,540
USD	870	KazMunayGas National Co. JSC, 5.75%, 04/19/2047 (a)	1,082,454
			1,289,994
KUWAIT—0.4%
USD	200	MEGlobal Canada ULC, 5.00%, 05/18/2025 (a)	223,540
LUXEMBOURG—1.5%
EUR	100	Altice France Holding SA, 8.00%, 05/15/2022 (a)(c)	127,373
USD	200	Altice France Holding SA, 10.50%, 05/15/2022 (a)(c)	220,000
GBP	100	Cidron Aida Finco SARL, 6.25%, 04/01/2024 (a)(c)	140,981
EUR	112	LHMC Finco 2 Sarl, 7.25%, 08/30/2021 (a)(c)(f)	129,426
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022 (a)(c)	239,907
			857,687
MEXICO —2.4%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028 (a)(c)	485,886
MXN	4,200	Petroleos Mexicanos, 7.19%, 09/12/2024 (a)	200,823
USD	530	Petroleos Mexicanos, 7.69%, 07/23/2049 (c)	515,160
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 08/30/2021 (a)(c)	197,421
			1,399,290
MOROCCO—0.5%
USD	255	Vivo Energy Investments BV, 5.13%, 09/24/2023 (a)(c)	270,937
NETHERLANDS —1.7%
EUR	139	Lincoln Financing SARL, 3.63%, 08/30/2021 (a)(c)	166,231
EUR	100	Lincoln Financing SARL, 3.88%, 08/30/2021 (a)(c)(e)	118,445
EUR	100	Nobel Bidco BV, 3.13%, 06/15/2024 (a)(c)	118,328
EUR	100	OCI NV, 3.13%, 11/01/2021 (a)(c)	120,869
EUR	100	OCI NV, 3.63%, 10/15/2022 (a)(c)	123,388
EUR	100	Stichting AK Rabobank Certificaten, 2.19%, 12/29/2049 (a)(b)(g)	164,027

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	149	Ziggo BV, 5.50%, 01/15/2022 (a)(c)	$154,476
			965,764
NIGERIA—1.7%
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (a)(c)	246,100
USD	297	SEPLAT Petroleum Development Co. PLC, 7.75%, 04/01/2023 (a)(c)	308,111
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022 (a)	433,483
			987,694
OMAN—0.4%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (a)	253,006
PERU—0.4%
USD	200	Petroleos del Peru SA, 5.63%, 06/19/2047 (a)	206,500
PHILIPPINES—1.0%
USD	260	International Container Terminal Services, Inc., 4.75%, 06/17/2030 (a)	291,940
USD	243	Manila Water Co., Inc., 4.38%, 07/30/2025 (a)(c)	259,415
			551,355
RUSSIA—1.3%
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027 (a)	255,935
USD	250	Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025 (a)(b)	258,075
USD	200	VEON Holdings BV, 7.25%, 01/26/2023 (a)(c)	215,660
			729,670
SINGAPORE—1.5%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (a)(c)	215,243
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	202,376
USD	210	Puma International Financing SA, 5.00%, 08/09/2021 (a)(c)	210,000
USD	210	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (a)	216,050
			843,669
SOUTH AFRICA—1.9%
USD	210	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025 (a)	220,525
USD	446	Liquid Telecommunications Financing PLC, 5.50%, 03/04/2023 (a)(c)	460,228
USD	400	Sasol Financing USA LLC, 5.50%, 03/18/2030 (c)	417,000
			1,097,753
SPAIN—0.4%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025 (b)	218,000
SWEDEN—0.4%
EUR	100	Intrum AB, 3.50%, 07/15/2022 (a)(c)	120,322
EUR	100	Verisure Holding AB, 3.88%, 07/15/2022 (a)(c)	121,785
			242,107

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
SWITZERLAND—0.4%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	$218,240
TANZANIA—0.4%
USD	200	HTA Group Ltd., 7.00%, 06/18/2022 (a)(c)	211,500
TRINIDAD—0.7%
USD	400	Trinidad Generation UnLtd, 5.25%, 11/04/2027 (a)(d)	410,000
TURKEY—1.2%
USD	200	Akbank T.A.S., (fixed rate to 03/16/2022, variable rate thereafter), 7.20%, 03/16/2022 (a)(c)	202,720
USD	200	Hazine Mustesarligi Varlik Kiralama, 5.13%, 06/22/2026 (a)	200,400
USD	290	TC Ziraat Bankasi AS, 5.38%, 03/02/2026 (a)	286,735
			689,855
UKRAINE—1.2%
USD	206	Kernel Holding SA, 6.75%, 10/27/2023 (a)(c)	220,976
USD	220	Metinvest BV, 8.50%, 01/23/2026 (a)(c)	249,015
USD	200	Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/2024 (a)	208,540
			678,531
UNITED ARAB EMIRATES—1.0%
USD	200	MAF Global Securities Ltd., (fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026 (a)(b)	218,000
USD	370	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	378,773
			596,773
UNITED KINGDOM—4.0%
GBP	200	Arqiva Broadcast Finance PLC, 6.75%, 08/31/2021 (a)(c)	284,739
EUR	125	eG Global Finance PLC, 6.25%, 10/30/2021 (a)(c)	151,899
USD	200	Ithaca Energy North Sea PLC, 9.00%, 07/15/2023 (a)(c)	199,194
GBP	100	Jerrold Finco PLC, 5.25%, 01/15/2023 (a)(c)	144,771
GBP	142	Lloyds Banking Group PLC, (fixed rate to 12/03/2030, variable rate thereafter), 2.71%, 12/03/2030 (a)(c)	204,286
GBP	175	Moto Finance PLC, 4.50%, 08/31/2021 (a)(c)	241,304
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025 (a)	251,263
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	217,750
GBP	100	TalkTalk Telecom Group PLC, 3.88%, 02/20/2022 (a)(c)	136,234
GBP	125	Very Group Funding PLC (The), 6.50%, 08/01/2023 (a)(c)	173,453
GBP	200	Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2023 (a)(c)	282,754
			2,287,647
UNITED STATES—30.8%
USD	126	99 Escrow Issuer, Inc., 7.50%, 01/15/2023 (a)(c)	118,755
USD	174	Academy Ltd., 6.00%, 11/15/2023 (a)(c)	186,832
USD	229	ACI Worldwide, Inc., 5.75%, 08/30/2021 (a)(c)	239,591
USD	163	Adams Homes, Inc., 7.50%, 02/15/2022 (a)(c)	170,742

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
EUR	100	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (a)(c)	$121,519
USD	80	Adient US LLC, 9.00%, 04/15/2022 (a)(c)	87,456
USD	112	Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2023 (a)(c)	119,807
USD	182	Affinity Gaming, 6.88%, 12/01/2023 (a)(c)	192,975
USD	195	Austin BidCo, Inc., 7.13%, 12/15/2023 (a)(c)	199,387
USD	148	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 03/01/2024 (a)(c)	153,920
USD	160	Ball Corp., 2.88%, 05/15/2030 (c)	158,339
USD	105	Banff Merger Sub, Inc., 9.75%, 09/01/2021 (a)(c)	110,381
USD	115	Bausch Health Americas, Inc., 8.50%, 07/31/2022 (a)(c)	124,333
USD	62	Bausch Health Cos., Inc., 4.88%, 06/01/2024 (a)(c)	63,974
USD	139	Berry Global, Inc., 4.50%, 08/30/2021 (a)(c)	141,780
USD	134	Boyd Gaming Corp., 8.63%, 06/01/2022 (a)(c)	146,059
USD	25	Carnival Corp., 7.63%, 03/01/2024 (a)(c)	26,406
USD	95	Carnival Corp., 10.50%, 08/01/2023 (a)(c)	108,773
USD	151	CCM Merger, Inc., 6.38%, 11/01/2022 (a)(c)	158,056
USD	38	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024 (a)(c)	41,359
USD	122	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 08/30/2021 (a)(c)	126,148
USD	74	Cedar Fair LP, 5.25%, 07/15/2024 (c)	75,178
USD	70	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.50%, 10/01/2023 (c)	75,273
USD	100	Cengage Learning, Inc., 9.50%, 08/30/2021 (a)(c)	102,472
USD	23	Centene Corp., 4.25%, 12/15/2022 (c)	24,265
USD	39	Centene Corp., 4.63%, 12/15/2024 (c)	42,742
USD	138	ChampionX Corp., 6.38%, 08/30/2021 (c)	143,317
USD	120	Cheniere Energy Partners LP, 4.50%, 10/01/2024 (c)	129,450
USD	48	Cheniere Energy, Inc., 4.63%, 10/15/2023 (c)	50,601
USD	165	Cincinnati Bell, Inc., 8.00%, 10/15/2021 (a)(c)	173,250
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (a)(c)	117,460
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (a)(c)	17,400
USD	85	Cleveland-Cliffs, Inc., 9.88%, 10/17/2022 (a)(c)	99,344
USD	207	Cogent Communications Group, Inc., 5.38%, 12/01/2021 (a)(c)	209,587
USD	60	Colgate Energy Partners III LLC, 5.88%, 07/01/2024 (a)(c)	62,250
USD	105	Colgate Energy Partners III LLC, 7.75%, 02/15/2024 (a)(c)	112,617
USD	13	Consolidated Communications, Inc., 5.00%, 10/01/2023 (a)(c)	13,069
USD	188	Consolidated Communications, Inc., 6.50%, 10/01/2023 (a)(c)	202,989
USD	75	Continental Resources, Inc., 4.38%, 10/15/2027 (c)	83,063
USD	75	Continental Resources, Inc., 5.75%, 07/15/2030 (a)(c)	90,398
USD	87	Cornerstone Building Brands, Inc., 6.13%, 09/15/2023 (a)(c)	92,655
USD	191	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2022 (a)(c)	195,269
USD	18	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 08/30/2021 (c)	18,426
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	150,981
USD	180	DISH DBS Corp., 5.88%, 07/15/2022	186,300
USD	78	DT Midstream, Inc., 4.13%, 06/15/2024 (a)(c)	79,997
USD	63	DT Midstream, Inc., 4.38%, 06/15/2026 (a)(c)	65,363
USD	81	Encompass Health Corp., 4.50%, 02/01/2023 (c)	84,038
USD	37	Encompass Health Corp., 4.75%, 02/01/2025 (c)	39,498
USD	45	Encompass Health Corp., 5.13%, 08/30/2021 (c)	45,225
USD	120	Energy Transfer LP, 5.50%, 03/01/2027 (c)	142,464

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	108	Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025 (b)	$107,930
USD	92	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 11/15/2021 (a)(c)	95,275
USD	9	EQT Corp., 3.13%, 05/15/2023 (a)(c)	9,258
USD	62	EQT Corp., 3.63%, 05/15/2030 (a)(c)	65,670
USD	6	EQT Corp., 5.00%, 07/15/2028 (c)	6,784
USD	80	EQT Corp., 6.63%, 01/01/2025 (c)	92,432
USD	126	Ford Motor Co., 8.50%, 04/21/2023	139,889
USD	127	Ford Motor Co., 9.00%, 03/22/2025 (c)	156,331
USD	243	Ford Motor Co., 9.63%, 01/22/2030 (c)	350,831
USD	96	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/2023 (a)(c)	109,440
USD	65	FXI Holdings, Inc., 7.88%, 08/30/2021 (a)(c)	66,625
USD	68	FXI Holdings, Inc., 12.25%, 11/15/2022 (a)(c)	77,350
USD	102	GCI LLC, 4.75%, 10/15/2023 (a)(c)	106,208
USD	94	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (b)	102,437
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023 (c)	98,195
USD	137	Goodyear Tire & Rubber Co. (The), 5.00%, 04/15/2029 (a)(c)	144,120
USD	21	Goodyear Tire & Rubber Co. (The), 5.25%, 04/15/2031 (a)(c)	22,155
USD	230	Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2022 (c)	254,656
USD	131	Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2024 (a)(c)	134,930
USD	68	HCA, Inc., 5.38%, 02/01/2025	77,071
USD	114	HCA, Inc., 5.88%, 08/15/2025 (c)	132,525
USD	150	Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2024 (a)(c)	152,731
USD	95	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/2024 (a)(c)	95,857
USD	76	Howmet Aerospace, Inc., 5.95%, 02/01/2037	96,385
USD	217	Howmet Aerospace, Inc., 6.88%, 04/01/2025 (c)	252,525
USD	200	Hyundai Capital America, 6.38%, 01/08/2030 (a)(c)	262,117
USD	129	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 08/01/2028 (c)	130,612
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (a)(c)	217,256
USD	60	Iron Mountain, Inc., 4.88%, 09/15/2024 (a)(c)	62,850
USD	23	Iron Mountain, Inc., 5.00%, 07/15/2023 (a)(c)	23,891
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (a)(c)	146,300
USD	65	Iron Mountain, Inc., 5.25%, 07/15/2025 (a)(c)	69,266
USD	179	ITT Holdings LLC, 6.50%, 08/01/2024 (a)(c)	178,539
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022 (b)	182,484
USD	93	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/2022 (a)(c)	95,325
USD	129	LD Holdings Group LLC, 6.13%, 04/01/2024 (a)(c)	128,067
USD	280	Lennar Corp., 4.88%, 09/15/2023 (c)	304,150
USD	212	LogMeIn, Inc., 5.50%, 09/01/2023 (a)(c)	219,770
USD	4	Macy's Retail Holdings LLC, 3.63%, 03/01/2024 (c)	4,100
USD	105	Macy's Retail Holdings LLC, 5.88%, 04/01/2024 (a)(c)	110,759
USD	97	Macy's, Inc., 8.38%, 06/15/2022 (a)(c)	105,730
USD	13	Marriott Ownership Resorts, Inc., 4.50%, 06/15/2024 (a)(c)	13,081
USD	119	Marriott Ownership Resorts, Inc., 4.75%, 09/15/2022 (c)	120,357
USD	96	Michaels Cos Inc.(The), 5.25%, 11/01/2023 (a)(c)	99,360
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (a)(c)	80,184
USD	88	Millennium Escrow Corp., 6.63%, 08/01/2023 (a)(c)	89,833

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	115	Minerals Technologies, Inc., 5.00%, 07/01/2023 (a)(c)	$120,175
GBP	110	MPT Operating Partnership LP / MPT Finance Corp., 2.55%, 11/05/2023 (c)	157,178
USD	105	Nabors Industries, Inc., 5.10%, 06/15/2023 (c)	97,650
USD	305	Navient Corp., 5.50%, 01/25/2023	319,869
USD	61	Navient Corp., 6.50%, 06/15/2022	63,635
USD	40	NCL Corp. Ltd., 3.63%, 12/15/2021 (a)(c)	38,050
USD	74	NCL Corp. Ltd., 5.88%, 12/15/2025 (a)(c)	74,555
USD	150	NCL Corp. Ltd., 10.25%, 08/01/2023 (a)(c)	171,375
USD	21	NCL Finance Ltd., 6.13%, 12/15/2027 (a)(c)	21,210
USD	95	Netflix, Inc., 5.88%, 11/15/2028	118,038
USD	95	New Fortress Energy, Inc., 6.50%, 03/31/2023 (a)(c)	95,971
USD	111	Nexstar Broadcasting, Inc., 4.75%, 11/01/2023 (a)(c)	114,468
USD	72	Nielsen Finance LLC / Nielsen Finance Co., 5.63%, 10/01/2023 (a)(c)	76,050
USD	22	Nielsen Finance LLC / Nielsen Finance Co., 5.88%, 10/01/2025 (a)(c)	24,088
USD	28	Novelis Corp., 3.25%, 11/15/2023 (a)(c)	28,420
USD	28	Novelis Corp., 3.88%, 08/15/2026 (a)(c)	28,315
USD	54	Novelis Corp., 4.75%, 01/30/2025 (a)(c)	57,500
USD	165	Novelis Corp., 5.88%, 09/30/2021 (a)(c)	171,216
USD	15	NRG Energy, Inc., 3.38%, 02/15/2024 (a)(c)	14,925
USD	38	NRG Energy, Inc., 3.63%, 02/15/2026 (a)(c)	38,285
USD	134	NRG Energy, Inc., 5.25%, 06/15/2024 (a)(c)	143,715
USD	60	NRG Energy, Inc., 7.25%, 08/16/2021 (c)	62,412
USD	72	Occidental Petroleum Corp., 3.00%, 11/15/2026 (c)	71,460
USD	26	Occidental Petroleum Corp., 5.50%, 09/01/2025 (c)	28,600
USD	22	Occidental Petroleum Corp., 5.55%, 12/15/2025 (c)	24,081
USD	46	Occidental Petroleum Corp., 5.88%, 06/01/2025 (c)	50,997
USD	115	Occidental Petroleum Corp., 6.38%, 03/01/2028 (c)	133,975
USD	46	Occidental Petroleum Corp., 6.63%, 03/01/2030 (c)	56,120
EUR	100	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/2024 (a)(c)	120,879
USD	82	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 4.88%, 05/15/2024 (a)(c)	83,845
USD	149	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (a)(c)	162,782
USD	124	Playtika Holding Corp., 4.25%, 03/15/2024 (a)(c)	123,690
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	135,625
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	136,562
USD	97	Rattler Midstream LP, 5.63%, 07/15/2022 (a)(c)	101,101
USD	55	Royal Caribbean Cruises Ltd., 3.70%, 12/15/2027 (c)	51,934
USD	55	Royal Caribbean Cruises Ltd., 11.50%, 06/01/2022 (a)(c)	62,975
USD	137	Sabre GLBL, Inc., 7.38%, 09/01/2022 (a)(c)	146,312
USD	15	Sealed Air Corp., 4.00%, 09/01/2027 (a)(c)	16,013
USD	84	Select Medical Corp., 6.25%, 08/15/2022 (a)(c)	88,806
USD	150	Sirius XM Radio, Inc., 5.50%, 07/01/2024 (a)(c)	164,273
USD	70	Six Flags Entertainment Corp., 4.88%, 08/30/2021 (a)(c)	70,350
USD	121	Six Flags Theme Parks, Inc., 7.00%, 07/01/2022 (a)(c)	129,168
USD	96	Spirit AeroSystems, Inc., 7.50%, 04/15/2022 (a)(c)	101,760
USD	145	Staples, Inc., 7.50%, 04/15/2022 (a)(c)	147,175
USD	35	Staples, Inc., 10.75%, 04/15/2022 (a)(c)	33,950
USD	128	Starwood Property Trust, Inc., 3.63%, 01/15/2026 (a)(c)	130,080
USD	191	SunCoke Energy, Inc., 4.88%, 06/30/2024 (a)(c)	192,432
USD	309	Tenet Healthcare Corp., 4.63%, 08/30/2021 (c)	312,862

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	95	Tenet Healthcare Corp., 6.13%, 10/01/2023 (a)(c)	$101,175
USD	81	Tenneco, Inc., 5.13%, 04/15/2024 (a)(c)	83,228
USD	110	Travel & Leisure Co., 6.60%, 07/01/2025 (c)	123,200
USD	115	Travel + Leisure Co., 5.65%, 02/01/2024 (c)	122,975
USD	174	Turning Point Brands, Inc., 5.63%, 02/15/2023 (a)(c)	180,960
USD	97	Univision Communications, Inc., 6.63%, 06/01/2023 (a)(c)	104,305
USD	199	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (c)	210,415
USD	46	Venture Global Calcasieu Pass LLC, 3.88%, 02/15/2029 (a)(c)	46,978
USD	46	Venture Global Calcasieu Pass LLC, 4.13%, 02/15/2031 (a)(c)	47,631
USD	65	Viking Cruises Ltd., 13.00%, 05/15/2022 (a)(c)	75,400
USD	151	Vine Energy Holdings LLC, 6.75%, 04/15/2024 (a)(c)	157,417
USD	55	Vistra Operations Co. LLC, 4.38%, 05/01/2024 (a)(c)	56,375
USD	82	Wolverine World Wide, Inc., 6.38%, 08/26/2021 (a)(c)	87,535
			17,625,675
ZAMBIA—0.4%
USD	230	First Quantum Minerals Ltd., 7.50%, 08/09/2021 (a)(c)	238,372
		Total Corporate Bonds — 79.1% (cost $43,876,993)	45,284,360

GOVERNMENT BONDS—52.2%
ANGOLA—1.5%
USD	760	Angolan Government International Bond, 9.50%, 11/12/2025 (a)	837,895
ARGENTINA—1.5%
USD	512	Argentine Republic Government International Bond, 0.50%, 08/30/2021 (g)	186,124
USD	71	Argentine Republic Government International Bond, 1.00%, 08/30/2021	27,340
USD	755	Argentine Republic Government International Bond, 1.13%, 08/30/2021 (g)	243,455
USD	1,293	Argentine Republic Government International Bond, 1.13%, 08/30/2021 (g)	433,288
			890,207
ARMENIA—0.8%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029 (a)	445,500
AUSTRALIA—5.9%
AUD	2,900	Australia Government Bond, 2.75%, 11/21/2029 (a)	2,425,493
AUD	1,100	Queensland Treasury Corp., 3.50%, 08/21/2030 (a)	957,694
			3,383,187
BAHAMAS—1.1%
USD	560	Bahamas Government International Bond, 8.95%, 07/15/2032 (a)	614,432
BAHRAIN—1.1%
USD	390	Bahrain Government International Bond, 4.25%, 01/25/2028 (a)	387,746
USD	229	Bahrain Government International Bond, 5.45%, 09/16/2032 (a)	224,111
			611,857
BELARUS—1.2%
USD	200	Republic of Belarus Ministry of Finance, 5.88%, 02/24/2026 (a)	185,730

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	590	Republic of Belarus Ministry of Finance, 6.38%, 02/24/2031 (a)	$521,206
			706,936
BENIN—0.2%
EUR	100	Benin Government International Bond, 6.88%, 01/19/2052 (a)(d)	121,828
BRAZIL—1.5%
BRL	2,100	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	417,716
USD	370	Brazilian Government International Bond, 7.13%, 01/20/2037	465,253
			882,969
COLOMBIA—0.4%
USD	200	Colombia Government International Bond, 5.20%, 11/15/2048 (c)	215,234
DOMINICAN REPUBLIC—2.2%
USD	1,230	Dominican Republic International Bond, 5.88%, 01/30/2060 (a)	1,241,082
ECUADOR—0.8%
USD	82	Ecuador Government International Bond, Zero Coupon, 07/31/2030 (a)(d)(h)	45,053
USD	262	Ecuador Government International Bond, 0.50%, 07/31/2040 (a)(d)(g)	160,825
USD	279	Ecuador Government International Bond, 5.00%, 07/31/2030 (a)(d)(g)	243,692
			449,570
EGYPT—3.6%
EGP	9,000	Egypt Government Bond, 14.48%, 04/06/2026	571,100
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (a)	439,344
USD	200	Egypt Government International Bond, 7.63%, 05/29/2032 (a)	210,964
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048 (a)	838,500
			2,059,908
EL SALVADOR—0.7%
USD	280	El Salvador Government International Bond, 5.88%, 01/30/2025 (a)	250,743
USD	150	El Salvador Government International Bond, 9.50%, 01/15/2052 (a)(c)	141,001
			391,744
GEORGIA—0.5%
USD	306	Georgia Government International Bond, 2.75%, 04/22/2026 (a)	311,453
GHANA—1.7%
USD	365	Ghana Government International Bond, 7.75%, 04/07/2029 (a)(d)	367,595
USD	620	Ghana Government International Bond, 7.63%, 05/16/2029 (a)(d)	618,020
			985,615
INDONESIA—6.7%
USD	650	Indonesia Government International Bond, 3.50%, 01/11/2028	712,493
USD	1,180	Indonesia Government International Bond, 3.70%, 10/30/2049	1,239,470
IDR	2,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	184,571
IDR	780,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	56,899
IDR	341,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	24,757
IDR	6,535,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	472,598

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
IDR	14,800,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	$1,120,741
			3,811,529
IRAQ—1.0%
USD	203	Iraq International Bond, 5.80%, 09/13/2021 (a)	193,984
USD	400	Iraq International Bond, 6.75%, 03/09/2023 (a)	405,748
			599,732
KENYA—2.0%
USD	620	Kenya Government International Bond, 6.88%, 06/24/2024 (a)	681,145
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (a)	453,258
			1,134,403
MALAYSIA—1.7%
MYR	1,000	Malaysia Government Bond, 3.76%, 05/22/2040	229,701
MYR	800	Malaysia Government Bond, 3.83%, 07/05/2034	190,300
MYR	1,100	Malaysia Government Bond, 4.07%, 06/15/2050	255,012
MYR	1,100	Malaysia Government Bond, 4.23%, 06/30/2031	278,598
			953,611
MEXICO —1.0%
MXN	3,800	Mexican Bonos, 6.50%, 06/09/2022	192,487
MXN	7,000	Mexican Bonos, 7.75%, 11/13/2042	357,366
			549,853
NIGERIA—0.7%
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (a)	210,034
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (a)	200,786
			410,820
OMAN—1.4%
USD	770	Oman Government International Bond, 7.00%, 01/25/2051 (a)	795,025
PERU—0.5%
PEN	1,350	Peruvian Government International Bond, 6.90%, 08/12/2037 (a)	316,899
RUSSIA—4.3%
RUB	57,000	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	792,933
RUB	26,000	Russian Federal Bond - OFZ, 7.60%, 07/20/2022	359,186
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	379,995
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (a)	911,024
			2,443,138
RWANDA—1.0%
USD	550	Rwanda International Government Bond, 6.63%, 05/02/2023 (a)	588,005
SAUDI ARABIA—0.8%
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (a)	476,002

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
SOUTH AFRICA—0.7%
ZAR	6,500	Republic of South Africa Government Bond, 9.00%, 01/31/2040	$388,601
TURKEY—1.1%
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	647,640
UKRAINE—3.4%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (a)	517,727
USD	1,310	Ukraine Government International Bond, 7.75%, 09/01/2025 (a)	1,422,817
			1,940,544
URUGUAY—0.8%
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (d)	221,816
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	247,043
			468,859
UZBEKISTAN—0.4%
USD	252	Republic of Uzbekistan International Bond, 3.70%, 11/25/2030 (a)	248,615
		Total Government Bonds — 52.2% (cost $29,500,831)	29,922,693
LONG-TERM INVESTMENTS—0.0%
WARRANTS—0.0%
BRL	73,666	DELCO, Series A(i)(j)(k)	—
BRL	61,465	OAS S.A.(i)(j)(k)	—
			—
		Total Long-Term Investments — —% (cost $419,999)	—
SHORT-TERM INVESTMENT—4.0%
UNITED STATES—4.0%
USD	2,271,394	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(l)	2,271,394
		Total Short-Term Investment — 4.0% (cost $2,271,394)	2,271,394
		Total Investments — 135.3% (cost $76,069,217)	77,478,447
		Liabilities in Excess of Other Assets — (35.3)%	(20,202,020)
		Net Assets—100.0%	$57,276,427

(a)	Denotes a restricted security.
(b)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Sinkable security.
(e)	Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(g)	Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

(h) Issued with a zero coupon.
(i) Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(j) Illiquid security.
(k) Non-Income Producing Security.
(l) Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2021.

AUD—Australian Dollar
BRL—Brazilian Real
CNY—Chinese Yuan Renminbi
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound Sterling
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Sol
PHP—Philippine Peso
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
USD—U.S. Dollar
ZAR—South African Rand

At July 31, 2021, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/29/2021	Citibank N.A.	AUD	3,775,000	USD	2,779,929	$2,771,319	$(8,610)
Chinese Renminbi/United States Dollar
09/27/2021	Royal Bank of Canada	CNY	24,193,560	USD	3,717,139	3,731,124	13,985
Philippine Peso/United States Dollar
08/06/2021	Citibank N.A.	PHP	72,595,500	USD	1,500,000	1,453,093	(46,907)
10/08/2021	Citibank N.A.	PHP	72,595,500	USD	1,444,859	1,449,114	4,255
Singapore Dollar/United States Dollar
08/04/2021	Citibank N.A.	SGD	4,250,000	USD	3,188,694	3,136,644	(52,050)
South Korean Won/United States Dollar
09/15/2021	Royal Bank of Canada	KRW	3,896,568,000	USD	3,437,411	3,378,592	(58,819)
Thai Baht/United States Dollar
09/17/2021	Citibank N.A.	THB	64,050,000	USD	2,021,928	1,948,433	(73,495)
						$17,868,319	$(221,641)

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
United States Dollar/British Pound
08/26/2021	Royal Bank of Canada	USD	2,087,815	GBP	1,516,000	$2,107,332	$(19,517)
United States Dollar/Euro
08/26/2021	JPMorgan Chase Bank N.A.	USD	4,058,455	EUR	3,432,000	4,072,981	(14,526)
United States Dollar/Indonesian Rupiah
10/06/2021	Royal Bank of Canada	USD	202,168	IDR	2,964,000,000	204,165	(1,997)
United States Dollar/New Russian Ruble
08/25/2021	UBS AG	USD	482,671	RUB	35,857,000	$489,200	$(6,529)
United States Dollar/Philippine Peso
08/06/2021	Citibank N.A.	USD	1,451,387	PHP	72,595,500	1,453,093	(1,706)
						$8,326,771	$(44,275)

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

July 31, 2021 (unaudited)

Aberdeen Global Income Fund, Inc.

At July 31, 2021, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Value
USD	100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	$—	$(6,780)	$(6,780)
USD	1,000,000	06/10/2027	Citibank	Receive	3-month LIBOR Index	0.70%	—	10,671	10,671
USD	13,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	—	(1,251,794)	(1,251,794)
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.97%	—	(46,703)	(46,703)
USD	2,000,000	04/22/2030	Citibank	Receive	3-month LIBOR Index	0.70%	—	75,901	75,901
USD	1,000,000	05/06/2030	Citibank	Receive	3-month LIBOR Index	0.62%	(519)	46,673	46,155
USD	2,000,000	06/02/2031	Citibank	Receive	3-month LIBOR Index	0.71%	—	99,858	99,858
USD	1,300,000	07/16/2031	Citibank	Receive	3-month LIBOR Index	1.36%	—	(13,454)	(13,454)
							$(519)	$(1,085,628)	(1,086,146)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

July 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Income Fund, Inc.